Business combinations - Fair Value of Identified Intangible Assets Acquired, PRA Acquisition (Details) - PRA Health Sciences, Inc $ in Thousands	Jul. 01, 2021 USD ($)
Business Acquisition [Line Items]
Estimated Fair Value	$ 4,886,000
Customer relationships
Business Acquisition [Line Items]
Estimated Fair Value	$ 3,915,000
Estimated Useful Life	23 years
Order backlog
Business Acquisition [Line Items]
Estimated Fair Value	$ 490,000
Estimated Useful Life	3 years
Trade names
Business Acquisition [Line Items]
Estimated Fair Value	$ 202,000
Estimated Useful Life	3 years
Patient database
Business Acquisition [Line Items]
Estimated Fair Value	$ 168,000
Estimated Useful Life	7 years
Technology assets
Business Acquisition [Line Items]
Estimated Fair Value	$ 111,000
Estimated Useful Life	5 years